Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	SPRINGLEAF FINANCE CORP
Entity Central Index Key	0000025598
Document Type	8-K/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	On June 22, 2018, Springleaf Finance, Inc. (“SFI”), a separate wholly owned direct subsidiary of OneMain Holdings, Inc. (“OMH”), entered into a Contribution Agreement with Springleaf Finance Corporation (“SFC,” the “Company,” “we,” “us,” or “our”), a wholly owned direct subsidiary of SFI and a wholly owned indirect subsidiary of OMH, pursuant to which all of the common interests of Independence Holdings, LLC (“Independence”) were contributed to SFC on the same date (the “Contribution”). As a result of the Contribution and effective as of June 22, 2018, (i) Independence became a wholly owned direct subsidiary of SFC and (ii) Independence’s direct and indirect subsidiaries, including OneMain Financial Holdings, LLC (“OMFH”), became indirect subsidiaries of SFC. The Company’s consolidated financial statements have been retrospectively recast for all periods presented to include the historical results of Independence because the Contribution was between entities under common control. Information in the Company’s previously filed Annual Report for the fiscal year ended December 31, 2017, as filed with the Securities and Exchange Commission (the “SEC”) on February 21, 2018 (the “2017 Form 10-K”), has been updated as a result of the Contribution. Items 6, 7, 7A, 8, 9A and 15 of the 2017 Form 10-K include periods prior to the contribution of Independence and have been updated below to retrospectively reflect the Contribution and present SFC and Independence on a combined basis for all periods presented in the 2017 Form 10-K.